RELATED PARTIES	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
RELATED PARTIES
11.	RELATED PARTIES

The Company’s commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. (“Suzano Group”)were carried out at specific prices and conditions, as well as the corporate governance practices adopted by the Company, and those recommended and/or required by the applicable legislation.

The transactions refers mainly to:

Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; (iv) social services; and (v) dividends receivable.

Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) dividends payable.

Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.

For the year ended December 31, 2022, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties.

11.1.	Balances recognized in assets and liabilities and amounts of transactions during the period

	Assets		Liabilities		Financial result			Operating result
	December	December	December	December	December	December	December	December	December	December
	31, 2022	31, 2021	31, 2022	31, 2021	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020
Transactions with controlling shareholders
Management and related persons				(22,875)
Alden Fundo de Investimento em Ações				(17,701)
Controller				(131,841)
Suzano Holding	5	2		(248,789)			(966)	91	(2,621)	(4,063)
	5	2		(421,206)			(966)	91	(2,621)	(4,063)

Transactions with companies of the Suzano
Group and other related parties
Management (expect compensation – Note 11.2)			(5)	(9)				(47)	(422)	(392)
Bexma Participações Ltda	1	1						38	24	11
Bizma Investimentos Ltda	1	1						10	6	12
Ensyn Corporation						1	689
Ficus Empreendimentos e Participações Ltda										(655)
Fundação Arymax								4	2	2
Ibema Companhia Brasileira de Papel (1)	106,940	80,511	(3,705)	(6,288)				218,226	169,965	111,841
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	3	1	(66)					(4,603)	(4,399)	(4,168)
IPLF Holding S.A.	23							38	10	5
Mabex Representações e Participações Ltda									(137)	(50)
Lazam MDS Corretora e Adm. Seguros S.A.										3
Nemonorte Imóveis e Participações Ltda								(194)	(170)	(191)
Other shareholders			(5,094)	(497,867)
	106,968	80,514	(8,870)	(504,164)		1	689	213,472	164,879	106,418
	106,973	80,516	(8,870)	(925,370)		1	(277)	213,563	162,258	102,355

Assets
Trade accounts receivable (Note 7)	99,608	73,598
Dividends receivable	7,334	6,604
Other assets	31	314
Liabilities
Trade accounts payable (Note 17)			(3,776)	(6,288)
Dividends payable			(5,094)	(919,073)
Other liabillities				(9)
	106,973	80,516	(8,870)	(925,370)

1)Refers mainly to the sale of pulp.

11.2.	Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	December 31,	December 31,	December 31,
	2022	2021	2020
Short-term benefits
Salary or compensation	50,228	48,693	47,089
Direct and indirect benefits	1,099	880	852
Bonus	7,031	6,474	11,326
	58,358	56,047	59,267

Long-term benefits
Share-based compensation plan	36,390	46,306	75,022
	36,390	46,306	75,022
	94,748	102,353	134,289

Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of Management, in accordance with the specific regulations disclosed in Note 22.